Shareholder Fees (Vanguard Short-Term Bond Index Fund Participant:)	Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none